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             U.S. SECURITIES AND EXCHANGE COMMISSION Washington D.C. 20549

                                  FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24F-2

           Read Instructions at end of Form before preparing Form.
                            Please Print or Type

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1. Name and address of issuer:
                    FNAL Variable Account
                    555 Theodore Fremd Avenue, Suite C-209
                    Rye, NY 10580

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2. Name of each series or class of funds for which this notice is filed:

                    Variable insurance contracts

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3. Investment Company Act File Number:   811-6584

    Securities Act File Number:   33-46217, 33-79112

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4. Last day of fiscal year for which this notice is filed: December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the year but before termination of the issuer's 24F-2 declaration:

     Not Applicable       /     /

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable (see Instruction A.6):

     Not Applicable

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7. Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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9. Number and aggregate sale price of securities sold during the fiscal year:

     3,941,843      $49,450,425.00

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

     3,941,843      $49,450,425.00

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

     436,508        $ 5,475,997.00

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

12. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal           $ 49,450,425.00
     year in reliance on rule 24F-2 (From Item 10):                          ---------------

     (ii) Aggregate price of shares issued in connection with                +  5,475,997.00
     dividend reinvestment plans (from Item 11, if applicable):              ---------------

     (iii) Aggregate price of shares redeemed or repurchased                 - 14,929,004.00
     during fiscal year (if applicable):                                     ---------------

     (iv) Aggregate price of shares redeemed or repurchased                  +             0
     and previously applied as a reduction to filing fees pursuant           ---------------
     to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued during the          39,997,418.00
     fiscal year in reliance on rule 24f-2  [line (i), plus line (ii),       ---------------
     less line (iii), plus line (iv)] if applicable:

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act        x        1/2900
     of 1933 or other applicable law or regulation (See instruction C.6):    ---------------


     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:           $     13,792.31
                                                                             ---------------

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Instruction:   Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures (17CFR 202.3a):   /x/ *

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   2  /  27  / 96

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

FNAL Variable Account
(Registrant)

By:  First North American Life Assurance Company
     (Depositor)

By:  (Signature and Title)     /Richard C. Hirtle/
                            ---------------------------
                                Richard C. Hirtle
                            Vice President & Treasurer


Date:  February 26, 1996

*  Fee paid with Rule 24f-2 Filing for Securities Act File Number
33-46217. This fee also covers the Rule 24f-2 filing for the fiscal year ended December 31, 1995 for Securities Act File Number 33-79112.

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February 26, 1996

The Board of Directors
First North American Life Assurance Company

Dear Directors:

This opinion is written in reference to individual flexible purchase payment deferred variable annuity contracts (the
"Contracts") issued through the FNAL Variable Account by First
North American Life Assurance Company (the "Company") and covered by the Rule 24f-2 Notice dated February 26, 1996 to be filed with the Securities and Exchange Commission. I have examined such documents, reviewed such questions of law, and received such certification of facts by a Company officer as I deemed necessary for the purposes of this opinion. On the basis of such examination, review and certification, I advise you that in my opinion the Contracts covered by the Rule 24f-2 Notice were legally issued and are binding obligations of the Company.

I hereby consent to the filing of this letter with the Rule 24f-2
Notice.

Very truly yours,

/Betsy Seel/
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Betsy Seel
Counsel